INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of loss before taxes on income
	Year Ended December 31,
	2023	2022	2021
Domestic	$(19,638)	$(19,110)	$(12,780)
Foreign	(2,507)	8	138
	$(22,145)	$(19,102)	$(12,642)

Schedule of taxes on income
	Year Ended December 31,
	2023	2022	2021
Current	$(12)	$151	$123
Deferred	-	316	(29)

	$(12)	$467	$94

	Year Ended December 31,
	2023	2022	2021
Domestic	$-	$-	$-
Foreign	(12)	467	94

	$(12)	$467	$94

Schedule of deferred income taxes
	December 31,
	2023	2022
Deferred tax assets:
Carry forward tax losses	$64,090	$50,833
Research and development carry forward expenses-temporary differences	1,311	844
Accrual and reserves	849	392
Share based compensation	394	456
Credit tax carry forwards	1,714	-
Lease liabilities	480	214
Total deferred tax assets	68,838	52,739
Deferred tax liabilities:
Right-of-use asset	(470)	(214)
Intangible Assets	(3,015)	-
Property and equipment	(144)	-
Net deferred tax assets	65,209	52,525
Valuation allowance	(65,209)	(52,525)

Net deferred tax assets	$-	$-

Schedule of net changes in total valuation allowance
	Year Ended December 31,
	2023	2022	2021
Balance at beginning of year	$(52,525)	$(48,098)	$(42,941)
Changes due to exchange rate differences	-	1,418	(1,488)
Adjustment previous year loss	(5)	(14)	-
Acquisition	(7,269)	-	-
Additions during the year	(5,410)	(5,831)	(3,669)

Balance at end of year	$(65,209)	$(52,525)	$(48,098)

Schedule of reconciliation between the theoretical tax expense and the actual tax expense (benefit)
	Year Ended December 31,
	2023	2022	2021
Loss before taxes, as reported in the consolidated statements of operations	$(22,145)	$(19,102)	$(12,642)

Statutory tax rate	23%	23.0%	23.0%

Theoretical tax benefits on the above amount at the Israeli statutory tax rate	$(5,093)	$(4,393)	$(2,908)
Income tax at rate other than the Israeli statutory tax rate	56	(2)	7
Non-deductible expenses including equity-based compensation expenses and other	-	262	102
Operating losses and other temporary differences for which valuation allowance was provided	5,410	5,375	3,669
Permanent differences	(342)	(775)	(784)
Adjustment in respect of prior years	(43)	-	-
Other	-	-	8

Actual tax expense (benefit)	$(12)	$467	$94